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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2003

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
                  Address: One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427
Signature, Place, and Date of Signing:

         Stuart Gould Danforth   Wellesley, MA   July 10, 2003

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $ 100,829,128
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
                           FORM 13F INFORMATION TABLE

                         TITLE OF                                         DISCRETION               AUTHORITY
NAME OF ISSUER            CLASS      CUSIP       MARKET VALUE    SHARES    (A) SOLE     MANAGER     (C) NONE
----------------------- ----------  ---------    ------------   ---------  --------   -----------  -----------
AMERISOURCBERGEN CORP.     COM      03073E105    $   493,217      7112          X            1             X

AMBAC FINANCIAL GROUP      COM      023139108    $ 1,359,848     20526          X            1             X

AMERICAN INT'L GROUP       COM      026874107    $ 1,845,164     33439          X            1             X

AMGEN INC.                 COM      031162100    $ 3,028,295     45925          X            1             X

AUTOMATIC DATA PROC.       COM      053015103    $ 1,177,732     34782          X            1             X

BANK OF AMERICA CORP.      COM      060505104    $ 1,850,329     23413          X            1             X

BARD C R INC.              COM      067383109    $   467,080      6550          X            1             X

BECTON DICKINSON AND CO.   COM      075887109    $   715,655     18421          X            1             X

BEMIS CO INC.              COM      081437105    $ 1,801,145     38486          X            1             X

CISCO SYSTEMS              COM      17275R102    $ 1,271,255     75715          X            1             X

CITIGROUP INC              COM      172967101    $ 4,675,857    109249          X            1             X

COLGATE PALMOLIVE          COM      194162103    $ 3,693,253     63731          X            1             X

EXXON MOBIL                COM      30231G102    $ 5,078,320    141418          X            1             X

FANNIE MAE                 COM      313586109    $ 3,920,894     58139          X            1             X

FREDDIE MAC                COM      313400301    $   749,974     14772          X            1             X

FEDEX CORP                 COM      31428X106    $ 1,129,690     18212          X            1             X

FIRST DATA CORP            COM      319963104    $ 1,515,129     36562          X            1             X

GENERAL ELECTRIC           COM      369604103    $ 4,528,916    157912          X            1             X

HARLEY-DAVIDSON INC        COM      412822108    $ 1,058,283     26550          X            1             X

INT'L FLAVORS & FRAG.      COM      459506101    $ 1,020,770     31969          X            1             X

JOHNSON & JOHNSON          COM      478160104    $ 2,936,146     56792          X            1             X

LIZ CLAIBORNE INC          COM      539320101    $ 1,543,139     43777          X            1             X

LOWES COS.                 COM      548661107    $ 5,767,170    134276          X            1             X

MATTEL INC.                COM      577081102    $ 1,350,756     71393          X            1             X

MEDTRONIC                  COM      585055106    $ 5,355,419    111641          X            1             X

3M COMPANY                 COM      88579y101    $ 2,107,791     16342          X            1             X

MERCK & CO                 COM      589331107    $ 2,756,781     45529          X            1             X

MICROSOFT                  COM      594918104    $ 2,099,121     81869          X            1             X

PEPSI CO INC.              COM      713448108    $ 2,324,235     52230          X            1             X

PFIZER INC                 COM      717081103    $ 6,827.241    199919          X            1             X

PROCTER & GAMBLE CO.       COM      742718109    $ 3,303,851     37047          X            1             X

PRAXAIR INC.               COM      74005P104    $   601,781     10013          X            1             X

SYSCO CORP.                COM      871829107    $ 1,695,277     56434          X            1             X

TARGET                     COM      87612E106    $ 2,979,370     78736          X            1             X

UNION PACIFIC CORP.        COM      907818108    $ 1,040,821     17939          X            1             X

UNITED TECHNOLOGIES        COM      913017109    $ 2,090,406     29513          X            1             X

VIACOM INC. B NON VTG      COM      925524308    $ 1,358,219     31109          X            1             X

WALGREEN CO.               COM      931422109    $ 4,900,310    162801          X            1             X

WAL-MART                   COM      931142103    $ 1,353,772     25224          X            1             X

WASHINGTON MUTUAL INC.     COM      939322103    $ 2,829,628     68514          X            1             X

WELLS FARGO                COM      949746101    $ 2,032,481     40327          X            1             X

XILINX                     COM      983919101    $   614,739     24298          X            1             X

YUM BRANDS INC.            COM      988498101    $ 1,579,864     53446          X            1             X
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